NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries	$ 1,255		Rp 18,267		Rp 17,428
Non-controlling interests	$ 623	Rp 8,642	9,034	Rp 10,411
Total non-controlling interest in subsidiaries
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			18,267		17,428
Non-controlling interests		8,792	8,909	10,550
Telkomsel
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			17,770		16,962
Non-controlling interests		8,895	8,899	10,632
GSD
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			212		229
Non-controlling interests		(42)	(8)	(5)
Metra
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			174		130
Non-controlling interests		(56)	11	(83)
TII
Noncontrolling Interests
Non-controlling interests in net assets of subsidiaries			111		Rp 107
Non-controlling interests		Rp (5)	Rp 7	Rp 6